Allocation of Proceeds on Series F and Series G Between Fair Market Value of Common Stock and Redeemable Preferred Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Total Proceeds	$ 11,500,000
Fair Market Value of Common Stock	2,204,895
Redeemable Preferred Stock	9,295,105
Series G Preferred Units [Member]
Class of Stock [Line Items]
Total Proceeds	22,608,000
Fair Market Value of Common Stock	3,696,634
Redeemable Preferred Stock	18,911,366
Series F and Series G Redeemable preferred units [Member]
Class of Stock [Line Items]
Total Proceeds	34,108,000
Fair Market Value of Common Stock	5,901,529
Redeemable Preferred Stock	$ 28,206,471